Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayment and Other Current Assets
Schedule of prepayment and other current assets

	As of December 31,
	2023	2024
	RMB	RMB
Loan receivables, net	79,729	72,351
Prepayments for services	30,214	33,742
Interest receivable	20,938	16,463
Prepaid rental and other deposits	18,013	7,007
Deductible VAT	10,524	13,192
Prepayments to inventory suppliers	6,329	42,510
Others	6,027	9,937
Total	171,774	195,202